NYSE

15008458

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

DEC 28 2015

Washington, DC 20549

CERT NYS
File No. 001-37648

December 28, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of Common Stock, no par value, of OncoCyte Corporation under the Exchange Act of 1934.

Sincerely,

[signature]